LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
LEASE OBLIGATIONS

12.   LEASE OBLIGATIONS

The Company’s lease obligations are primarily related to embedded leases in mining services and onsite power generation equipment contracts. A maturity analysis of the Company's lease obligations from its leased equipment contracts as at December 31, 2025 and 2024 were as follows:

	Minimum lease payments
	December 31, 2025 $	December 31, 2024 $
Less than one year	27,715	24,849
Between one and five years	53,222	50,868
More than five years	13,658	6,618
	94,595	82,335
Less: future finance charges	(17,709)	(14,358)
Present value of lease obligations	76,886	67,977
Less: current portion	(21,199)	(19,761)
Non-current portion	55,687	48,216